Goodwill - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018
Goodwill [Line Items]
Loss on goodwill impairment		$ 0			$ 0	$ 214,400	$ 563,549	$ 0	$ 0
Reporting unit reallocated from segment							0
MONI
Goodwill [Line Items]
Loss on goodwill impairment				$ 214,400			214,400
Reporting unit reallocated from segment	$ 313,102						313,102
LiveWatch
Goodwill [Line Items]
Loss on goodwill impairment							0
Reporting unit reallocated from segment	$ 36,047						36,047
Brinks Home Security
Goodwill [Line Items]
Loss on goodwill impairment			$ 349,149				349,149
Reporting unit reallocated from segment							$ (349,149)
Valuation, Income Approach | Measurement Input, Discount Rate | MONI
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount										8.50%
Valuation, Income Approach | Measurement Input, Discount Rate | LiveWatch
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount										8.50%
Valuation, Income Approach | Measurement Input, Discount Rate | Brinks Home Security
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount			8.50%				8.50%